DBX ETF Trust | 1
Schedule of Investments
Xtrackers Europe Market Leaders ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Austria — 0.6%
ANDRITZ AG
186 16,952
Verbund AG
185 12,424
(Cost $27,810)
29,376
Denmark — 5.3%
Novo Nordisk A/S, Class B
(Cost $268,947)
5,960 272,627
France — 35.7%
Cie de Saint-Gobain SA
1,372 125,299
Engie SA
5,150 159,079
EssilorLuxottica SA
867 177,207
L'Oreal SA
547 244,190
LVMH Moet Hennessy Louis
Vuitton SE
397 219,154
Safran SA
640 228,312
Sanofi SA
2,575 226,239
Schneider Electric SE
774 243,824
Valeo SE
605 9,369
Vinci SA
1,515 221,080
(Cost $1,959,487)
1,853,753
Germany — 12.3%
Deutsche Telekom AG
6,005 202,238
E.ON SE
6,223 132,167
GEA Group AG
402 26,013
Merck KGaA
360 54,970
SAP SE
1,180 213,793
TUI AG
1,275 10,519
(Cost $675,805)
639,700
Italy — 0.2%
Davide Campari-Milano NV
(Cost $11,289)
1,726 11,283
Luxembourg — 0.5%
Tenaris SA
(Cost $17,392)
875 26,640
Netherlands — 5.4%
ASML Holding NV
167 269,871
Signify NV, 144A
330 8,018
(Cost $188,389)
277,889
Singapore — 0.1%
Hafnia Ltd.
(Cost $4,581)
843 6,513
Spain — 3.7%
Industria de Diseno Textil SA
(Cost $203,260)
3,090 192,193
Sweden — 2.8%
Alfa Laval AB
802 45,115
Assa Abloy AB, Class B
2,755 99,270
(Cost $146,530)
144,385
Number
of Shares Value $
Switzerland — 23.9%
ABB Ltd.
2,625 280,927
Cie Financiere Richemont SA,
Class A
1,258 271,935
Nestle SA
2,225 226,216
Novartis AG
1,475 222,416
Roche Holding AG
560 236,012
(Cost $1,108,517)
1,237,506
United Kingdom — 9.0%
GSK PLC
8,365 212,151
Haleon PLC
24,800 112,556
Imperial Brands PLC
2,048 74,426
JD Sports Fashion PLC
7,006 7,957
Johnson Matthey PLC
480 13,717
Keller Group PLC
205 6,543
Smith & Nephew PLC
2,450 36,691
SSP Group PLC
2,173 4,924
(Cost $489,495)
468,965
TOTAL COMMON STOCKS
(Cost $5,101,502)
5,160,830
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
3.57% (a)
(Cost $4,199)
4,199 4,199
TOTAL INVESTMENTS — 99.6%
(Cost $5,105,701)
5,165,029
Other assets and liabilities,
net — 0.4%
23,269
NET ASSETS — 100.0%
5,188,298

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Europe Market Leaders ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
At May 31, 2026 the Xtrackers Europe Market Leaders ETF had the following sector diversification:
At May 31, 2026, open futures contracts purchased were as follows:
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
12/23/2025
(Commencement
of Operations)
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 3.57% (a)
— 3,828,591 (3,824,368) (24) — 488 — 4,199 4,199
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Health Care
1,550,868 30 .0
Industrials
1,301,352 25 .2
Consumer Discretionary
716,051 13 .9
Consumer Staples
556,116 10 .8
Information Technology
483,664 9 .4
Utilities
303,671 5 .9
Communication Services
202,238 3 .9
Energy
33,153 0 .6
Materials
13,717 0 .3
Total
5,160,830 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro EURO STOXX 50 Index
EUR 4 27,090 28,306 6/19/2026 1,216

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Europe Market Leaders ETF
(Continued)
May 31, 2026 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
XEML-PH3
EUR Euro
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 5,160,830 $ — $ — $ 5,160,830
Short-Term Investments (a)
4,199 — — 4,199
Derivatives (b)
Futures Contracts
1,216 — — 1,216
TOTAL
$ 5,166,245 $ — $ — $ 5,166,245
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.